Discontinued Operations - Depreciation, Amortization, Capital Expenditures (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income Loss Ongoing Equity Method Investment In Discontinued Operation After Disposal Extensible Enumeration Not Disclosed Flag			Stock-based compensation
Loss on sale of business	$ 0	$ 0	$ 4,247
JDIL | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of assets held for sale		0	3,276
Impairment of goodwill		0	115,483
Loss on sale of business		0	4,247
Depreciation and amortization		49,183	26,727
Stock-based compensation		53,715	31,850
Capital expenditures		$ 432	$ 1,739